Cash Generated from Operations	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Cash Generated from Operations
32.	Cash Generated from Operations

(1)	Cash flows from operating activities for the years ended December 31, 2021, 2022 and 2023, are as follows:

(in millions of Korean won)	2021		2022		2023
1. Profit for the year	￦	1,459,395	￦	1,385,635	￦	972,182
2. Adjustments to reconcile net income
Income tax expense		519,016		505,757		335,367
Interest income 1		(300,900)		(340,794)		(392,580)
Interest expense 1		268,847		320,914		410,566
Dividends income 2		(21,525)		(14,121)		(59,758)
Depreciation		2,643,894		2,687,191		2,773,152
Amortization of intangible assets		604,744		627,261		691,909
Depreciation of right-of-use assets		398,716		396,214		402,737
Provision for severance benefits (defined benefits)		253,491		240,506		196,027
Impairment losses on trade receivables		105,344		132,102		175,244
Share of net profit or loss of associates and joint ventures		(116,061)		16,821		44,323
Loss(gain) on disposal of associates and joint ventures		1		(38,024)		(6,982)
Loss(gain) on the disposal of subsidiaries		13,483		(216,591)		(28,825)
Loss(gain) on disposal of right-of-use assets		8,319		(978)		(1,465)
Impairment losses on assets held for sale		11		—		—
Impairment loss on property and equipment and investment in properties		2,115		16,094		7,871
Loss (gain) on disposal of property and equipment and investment in properties 3		17,410		(66,317)		511
Loss on disposal of intangible assets		2,159		6,393		3,601
Loss on impairment of intangible assets		3,747		30,674		236,106
Loss on foreign currency translation		180,921		157,017		83,899
G ain on valuation and settlement of derivatives, net		(235,130)		(205,381)		(37,249)
Gain on disposal of financial assets at fair value through profit or loss		(29,974)		(2,347)		(2,225)
Loss(Gain) on valuation of financial assets at fair value through profit or loss		(64,660)		44,833		13,920
Loss(gain) on disposal of financial assets at amortized cost 4		(35)		3		1
Others		84,625		(49,891)		158,820
3. Change in operating assets and liabilities, net of effects from purchase of controlled entity and sale of engineering division
Decrease(increase) in trade receivables		327,031		(43,787)		(124,023)
Increase in other receivables		(328,610)		(1,598,216)		(1,085,527)
Decrease(increase) in other current assets		(89,230)		(101,947)		250,569
I ncrease in other non-current assets		(143,087)		(120,054)		(86,030)
Decrease(increase) in inventories		32,798		(179,255)		(317,531)
Increase(decrease) in trade payables		289,044		(368,355)		121,515
Increase in other payables		207,583		1,103,113		829,220
Increase(decrease) in other current liabilities		107,993		(30,375)		414,436
Decrease in other non-current liabilities		(14,915)		(1,015)		(14,272)
Decrease in provisions		(4,668)		(22,115)		(5,083)
Increase(decrease) in deferred revenue		3,696		(384)		905
Decrease(increase) in plan assets		(114,631)		(90,771)		115,725
Payment of post-employment benefits		(241,350)		(343,931)		(329,861)

4. Cash generated from operations (1+2+3)	￦	5,829,607	￦	3,835,879	￦	5,747,195

1
BC Card CO., Ltd. and other subsidiaries of the Group recognize interest income and expense as operating revenue and expense, respectively, including interest income of
￦
112,973 million (2021:
￦
27,440 million, 2022:
￦
68,869 million) and interest expense of
￦
55,677 million that are recognized as operating revenue and expense, respectively, for the year ended December 31, 2023 (2021:
￦
5,458 million, 2022:
￦
27,060 million).

2
BC Card Co., Ltd. Recognized dividend income as operating revenue, including dividend income of
￦
1,759 million that is recognized as operating revenue for the year ended December 31, 2023 (2021:
￦
1,340 million, 2022:
￦
2,299 million).

3
KT Estate Inc. recognized gain and loss on disposal of investment properties as operating revenue and expense, respectively, including gain on disposal of investment properties of
￦
49,752 million that is recognized as operating revenue for the year ended December 31, 2023.

4
KT Investment CO., Ltd. and other subsidiaries of the Group recognized gain and loss on valuation of financial assets at fair value through profit or loss as operating revenue and expense, respectively, including loss on valuation of financial assets at fair value through profit or loss of
￦
11,112 million that is recognized as operating expense for the year ended December 31, 2023.

(2)	Significant transactions not affecting cash flows for the years ended December 31, 2021, 2022 and 2023, are as follows:

(in millions of Korean won)	2021		2022		2023
Reclassification of the current portion of borrowings	￦	1,303,543	￦	1,004,818	￦	1,731,998
Reclassification of construction-in-progress to property and equipment		2,916,888		3,167,965		3,123,611
Reclassification of accounts payable from property and equipment		(149,512)		(7,055)		(293,448)
Reclassification of accounts payable from intangible assets		524,040		(197,389)		(276,491)
Reclassification of payable from defined benefit liabilities		69,415		(32,417)		26,246
Reclassification of payable from plan assets		(60,320)		28,532		(24,821)
Disposal of treasury stock related to acquisition of financial assets		—		747,161		—
Acquisition of financial assets related to disposal of a subsidiary		—		250,000		—